Securities - Debt Securities, Held-to-maturity, Credit Quality Indicator (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 47,946	$ 34,483
Unrealized gain (loss)	$ 1,278
Ratings (percent)	0.00%
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 38,355	27,357
Unrealized gain (loss)	$ 1,041
Ratings (percent)	0.00%
U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 2,938	3,818
Unrealized gain (loss)	$ 90
Ratings (percent)	0.00%
U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 2,816	1,023
Unrealized gain (loss)	$ (2)
Ratings (percent)	0.00%
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 2,659	1,326
Unrealized gain (loss)	$ 103
Ratings (percent)	0.00%
Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 1,050	756
Unrealized gain (loss)	$ 42
Ratings (percent)	0.00%
Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 58	80
Unrealized gain (loss)	$ 3
Ratings (percent)	1.00%
Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 55	27
Unrealized gain (loss)	$ 0
Ratings (percent)	0.00%
State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 15	$ 17
Unrealized gain (loss)	$ 1
Ratings (percent)	86.00%
AAA/ AA-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	100.00%
AAA/ AA- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	100.00%
AAA/ AA- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	100.00%
AAA/ AA- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	100.00%
AAA/ AA- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	100.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	98.00%
AAA/ AA- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	28.00%
AAA/ AA- | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	100.00%
AAA/ AA- | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	6.00%
A+/ A-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A+/ A- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A+/ A- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A+/ A- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A+/ A- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A+/ A- | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A+/ A- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	55.00%
A+/ A- | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A+/ A- | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	2.00%
BBB+/ BBB-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BBB+/ BBB- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BBB+/ BBB- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BBB+/ BBB- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BBB+/ BBB- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BBB+/ BBB- | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BBB+/ BBB- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	2.00%
BBB+/ BBB- | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BBB+/ BBB- | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	6.00%
BB+ and lower
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BB+ and lower | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BB+ and lower | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BB+ and lower | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BB+ and lower | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BB+ and lower | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BB+ and lower | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	14.00%
BB+ and lower | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
BB+ and lower | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1 | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1 | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1 | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1 | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1 | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	2.00%
A1+/A2/SP-1 | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1 | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%
A1+/A2/SP-1 | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings (percent)	0.00%